Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional deferred revenue	$ 60,194	$ 383,984
Potentially dilutive shares outstanding	400,697,063	8,089,673
Deferred revenue	$ 261,447	$ 405,553	$ 721,301
Proceeds from deferred revenue			1,035,713
Revenues recognized	204,300
Amortization of deferred revenues		699,732	1,131,754
Allowance for doubtful accounts	$ 36,000	21,000
Deferred revenue outstanding		533,950	634,018
Deferred revenue, net of contract assets		$ 143,088	$ 326,869
Outstanding dilutive shares		68,247,452	8,089,673
Accumulated other comprehensive income			$ 60,910
Product [Member]
Percentage of revenue	0.05%
Contract asset balance [Member]
Deferred revenue	$ 71,769	$ 143,088
Deferred revenues outstanding [Member]
Revenues recognized	$ 187,766